Share-Based Compensation - Summary of Stock Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation - restricted stock	$ 857	$ 553	$ 899	$ 1,045
Income tax benefit	348		360
Unrecognized compensation expense	$ 1,074	$ 1,431	$ 1,752	$ 1,983
Weighted-average amortization period remaining	1 year 2 months 13 days	2 years	1 year 9 months 18 days	3 years 9 months 18 days
Restricted Shares
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation - restricted stock	$ 94
Income tax benefit	38
Unrecognized compensation expense	$ 1,087
Weighted-average amortization period remaining	2 years 9 months 19 days